SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Uxin Limited	¥ (204,312)		$ (39,688)	¥ (277,540)	¥ (372,387)
Deemed dividend to preferred shareholders due to triggering of a down round feature | ¥					(2,060,254)
Net loss attributable to ordinary shareholders	¥ (204,312)		$ (39,688)	¥ (277,540)	¥ (2,432,641)
Denominator:
Number of ordinary shares outstanding at the beginning of the period	56,381,481,399		56,395,662,999	56,395,662,999	1,410,826,415
Weighted average number of ordinary shares issued	6,137,059		4,906,843,295	4,906,843,295	754,367,970
Weighted average number of vested penny options	29,241,834		22,577,368	22,577,368	20,169,250
Weighted average number of unissued shares relating to the Performance Awards (Note 17)	327,882,355		1,431,232,500	1,431,232,500
Weighted average number of ordinary shares outstanding - basic	56,744,742,647	1,430,901,818	62,756,316,162	62,756,316,162	2,185,363,635
Net loss per share attributable to ordinary shareholders, basic | (per share)	¥ (0.00)	¥ (0.35)	$ (0.00)	¥ (0.00)	¥ (1.11)
Numerator:
Diluted net loss attributable to ordinary shareholders | ¥	¥ (204,312)			¥ (277,540)	¥ (2,432,641)
Denominator:
Weighted average number of ordinary shares outstanding – diluted	56,744,742,647	1,430,901,818	62,756,316,162	62,756,316,162	2,185,363,635
Net loss per share attributable to ordinary shareholders, diluted | (per share)	¥ (0.00)	¥ (0.35)	$ (0.00)	¥ (0.00)	¥ (1.11)